NET LOSS PER SHARE (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Stock Option
Antidilutive securities excluded from computation of earnings per share amount (in shares)	4,055,164	3,389,379	3,323,618
Warrant
Antidilutive securities excluded from computation of earnings per share amount (in shares)	0	617,277	617,277